Reserves for Future Policy Benefits and Separate Account Liabilities	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reserves for Future Policy Benefits and Separate Account Liabilities	Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of July 1, 2021	$346	$—	$4,394	$16,382	$21,122
Incurred [4]	38	604	240	253	1,135
Paid	(44)	—	(29)	(486)	(559)
Liability balance as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Reinsurance recoverable asset as of July 1, 2021	$184	$—	$4,394	$5,422	$10,000
Incurred [4]	152	—	240	4,845	5,237
Paid	(37)	—	(29)	(132)	(198)
Reinsurance recoverable asset as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Incurred [4]	54	217	179	450
Paid	(50)	(18)	(319)	(387)
Liability balance as of June 30, 2021	$464	$4,394	$13,830	$18,688
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
Incurred [4]	35	217	78	330
Paid	(41)	(18)	(137)	(196)
Reinsurance recoverable asset as of June 30, 2021	$248	$4,394	$4,631	$9,273

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Incurred [4]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803
Incurred [4]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    These liability balances include additional liabilities for expected annuitizations on two-tiered FIA's and all GLWB's, as part of the Allianz reinsurance agreement entered into on December 30, 2021.
[3]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[4]    Includes the portion of assessments established as additions to reserves, changes in estimates affecting the reserves and the amounts recoverable under modified coinsurance reinsurance agreements.

Account Value by GMDB/GMWB Type as of December 31, 2021 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,968	$1,351	$105	74
With 5% rollup [2]	952	62	9	75
With earnings protection benefit rider (“EPB”) [3]	3,284	620	42	75
With 5% rollup & EPB	452	99	11	76
Total MAV	17,656	2,132	167
Asset protection benefit (“APB”) [4]	8,395	41	15	73
Lifetime income benefit (“LIB”) – death benefit [5]	354	2	1	75
Reset (5-7 years) [6]	2,505	6	3	72
Return of premium (“ROP”) /other [7]	5,422	42	12	75
Variable annuity without GMDB [8]	2,985	—	—	73
Subtotal variable annuity [11]	$37,317	$2,223	$198	74
Less: general account value	2,715
Subtotal separate account liabilities with GMDB	34,602
Separate account liabilities - other	76,990
Total separate account liabilities	$111,592
[1]    MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]    Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]    EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]    APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]    LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]    Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]    ROP GMDB is the greater of current AV and net premiums paid.
[8]    Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]    AV includes the contract holder’s investment in the separate account and the general account.
[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $4.8 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company	Predecessor Company
Asset Type	December 31, 2021	December 31, 2020
Equity securities (including mutual funds)	$33,240	$32,011
Cash and cash equivalents [1]	1,362	1,765
Total [2]	$34,602	$33,776
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $3.0 billion and $2.6 billion of account value as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), approximately 17% and 18%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% and 82%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.